ACQUISITIONS (Schedule of Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Feb. 10, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 171,755		$ 164,092
Make Me Reach SAS [Member]
Business Acquisition [Line Items]
Cash		$ 1,050
Accounts receivable		666
Prepaid expenses and other assets		86
Property and equipment		87
Accounts payable		(305)
Accrued expenses and other liabilities		(644)
Deferred revenues		(126)
Deferred tax liability		(1,159)
Intangible assets		3,454
Goodwill		7,663
Total purchase price		$ 10,772